Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Income Statement [Abstract]
Revenues	$ 305,983	$ 453,346
Cost of revenues	(175,356)	(304,032)
Gross profit	130,627	149,314
Operating expenses
Selling and marketing expenses	(281,517)	(527,494)
General and administrative expenses	(947,600)	(929,301)
Research and development expenses	(1,090,803)	(334,488)
Total operating expenses	(2,319,920)	(1,791,283)
Loss from operations	(2,189,293)	(1,641,969)
Other expenses
Other income, net	111,734	9,044
Interest expense, net	(182,742)	(55,228)
Total other expenses, net	(71,008)	(46,184)
Loss before income tax expense	(2,260,301)	(1,688,153)
Income tax expense
Net loss	(2,260,301)	(1,688,153)
Other comprehensive (loss) income
Foreign currency translation adjustment	234,378	(17,605)
Total comprehensive loss	$ (2,025,923)	$ (1,705,758)
Loss per share
Basic (in Dollars per share)	$ (0.07)	$ (0.05)
Diluted (in Dollars per share)	$ (0.07)	$ (0.05)
Weighted average number of ordinary shares
Basic (in Shares)	34,450,413	31,415,510
Diluted (in Shares)	34,450,413	31,415,510